Accounts Receivable, Net - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Provision for doubtful accounts	¥ 11,222	$ 1,632	¥ 11,688	¥ 42,533